Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Line Items]
Expense relating to short-term leases	$ 63	$ 111	$ 58
Bottom of range [member]
Leases [Line Items]
Lease agreements period	2 years
Top of range [member]
Leases [Line Items]
Lease agreements period	3 years